Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity
14.	EQUITY
a.	Ordinary shares

	December 31,	December 31,	December 31,
	2019	2020	2021
Number of ordinary shares authorised	500,000,000	500,000,000	500,000,000
Authorised par value of per share	NTD $ 10.0	US$ 0.01	US$ 0.01
Number of ordinary shares issued and fully paid	189,954,970	209,675,470	348,723,365
Number of equivalent ADSs issued and fully paid	37,990,994	41,935,094	69,744,673
Amount of ordinary shares authorised	NTD5,000,000,000	$5,000,000	$5,000,000
Amount of share capital par value issued and fully paid	$61,366,844	$61,826,237	$63,019,962
Amount of share capital surplus issued and fully paid	$108,800,191	$115,754,741	$213,098,729

Issuance of new ADS

On November 8, 2019, the Company filed registration statement on Form F-3 with the SEC for the follow-on offering in the United States of its ADSs representing ordinary shares was taken effective. The registration statement for listing its ADSs in the Nasdaq Global Market was declared effective by the SEC on November 8, 2019, and the Company held the follow-on offering of its ADSs on December 3, 2019. The amount of ADSs sold in this offering was 5,893,206 ADS, representing a total of 29,466,030 ordinary shares. The offering price per ADS was $2.50, equivalent to a price per ordinary share of NT$15.24. The payment of this fundraising was fully collected as of December 6, 2019, and the record date for this capital increase was December 6, 2019.

On October 9, 2020, the Company filed a registration statement on Form F-3 with the SEC and entered into an ATM Sale Agreement, with Jefferies LLC, for an at the market offering in the United States of its ADSs representing ordinary shares. In accordance with the terms of the ATM Sales Agreement, the Company may offer and sell ADSs having an aggregate offering price of up to $50 million from time to time through Jefferies LLC, acting as sales agent. As of December 31, 2020, the Company had raised net proceeds $7.4 million by offering 19,720,500 ordinary shares (representing 3,944,100 ADS) under the ATM Sales Agreement.

In February 2021, the Company sold 25,568,180 ordinary shares (the equivalent of 5,113,636 ADSs) in a private placement for net proceeds of approximately $18.0 million pursuant to a securities purchase agreement the Company entered into with the purchasers in the private placement (the Securities Purchase Agreement).

In March 2021, the Company sold 17,250,000 ADSs representing 86,250,000 ordinary shares in an underwritten public offering for net proceeds of $64.9 million after deducting underwriting discounts and commissions and offering expenses.

As disclosed in Note 13b, the share capital was increased when holders of Warrants amounting to $825,397 of the principal loan amount of the October/November 2019 Loan Facility, purchased 2,045,355 ordinary shares (representing 409,071 ADSs) at an exercise price of $2.02 per ADS.

On August 6, 2021, the Company increased the ATM Sale Agreement, with Jefferies LLC whereby in accordance with the revised terms of the ATM Sale Agreement, the Company may offer and sell ADSs having an aggregate offering value of up to $85 million from time to time through Jefferies LLC, acting as sales agent. As of December 31, 2021, the Company had raised total net proceeds $21.5 million by issuing 44,314,860 ordinary shares (representing 8,862,972 ADSs) under the ATM Sales Agreement of which 19,720,500 ordinary shares (representing 3,944,100 ADSs) were issued from October 9, 2020 through December 31, 2020 for net proceeds of $7.4 million and 24,594,360 ordinary shares (representing 4,918,872 ADSs) were issued during the year ended December 31, 2021, for net proceeds of $14.1 million. As of December 31, 2021 and 2020, the Company had $62.8 million and $42.3 million, respectively, in proceeds available for sale under this ATM Sales Agreement.

Reduction of authorised share capital and Taiwan delisting

On September 4, 2020, the shareholders resolved to redenominate the authorised share capital of the Company from NT$5,000,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of NT$10.00 to US$165,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of US$0.33 each, by redenominating each ordinary share of a nominal or par value of NT$10.00 into each ordinary share of a nominal or par value of US$0.33 at an exchange rate of NT$1:US$0.03 (the "Redenomination").

The shareholders further resolved to reduce the authorised share capital, as a special resolution, conditional upon the receipt of an order of the Grand Court of the Cayman Islands approving the authorised capital reduction from US$165,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of US$0.33 each to US$5,000,000 divided into 500,000,000 ordinary shares of a nominal or par value of US$0.01 each, subject to the Tenth Amended and Restated Memorandum of Association the Company. The authorised capital reduction was approved by the Grand Court of the Cayman Islands on November 16, 2020. The issued ordinary shares with reduced par value of US$0.01 entitle holders with the rights to vote and receive dividends.

In the same shareholders’ meeting on September 4, 2020, a majority of shareholders approved to convert aggregate total 130,488,940 Taiwan delisting ordinary shares to Nasdaq-listed ADS based on the conversion plan proposed by board of directors on July 17, 2020. Each ADS represents five of ASLAN Cayman’s ordinary shares, with the same shareholders’ right as other ADS holders. As of December 31, 2021, 337,297,360 ordinary shares (representing 67,459,472 ADSs) had been successfully converted to outstanding ADS based on a non-cash equity transaction. All the outstanding ordinary shares as of December 31, 2021 are fully paid.

b.	Retained earnings and dividends policy

Under ASLAN Cayman’s Articles of Incorporation, ASLAN Cayman may declare dividends by ordinary resolution of ASLAN Cayman’s board of directors, but no dividends shall exceed the amount recommended by the directors of ASLAN Cayman.

ASLAN Cayman may set aside out of the funds legally available for distribution, for equalizing dividends or for any other purpose to which those funds may be properly applied, either employed in the business of ASLAN Cayman or invested in such investments as the directors of ASLAN Cayman may from time to time think fit. There were no dividends distributed in years 2019, 2020 and 2021.